SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.96%
Australia — 1.72%
99,237	Treasury Wine Estates Ltd.	$1,130,383

Belgium — 2.74%
22,008	Anheuser-Busch InBev NV	1,802,472

China — 0.67%
5,907	Prosus NV*	442,091

Denmark — 2.29%
14,565	Orsted A/S(a)	1,506,790

Finland — 1.59%
30,103	Neste Oyj	1,047,619

Germany — 4.10%
70,901	Deutsche Post AG	2,695,965

Hong Kong — 2.12%
132,598	AIA Group Ltd.	1,394,661

India — 3.26%
33,900	HDFC Bank Ltd., ADR	2,148,243

Japan — 4.45%
43,798	MISUMI Group, Inc.	1,084,007
13,497	Nidec Corp.	1,843,471

		2,927,478

South Africa — 1.47%
5,903	Naspers Ltd., N Shares	966,008

Spain — 2.89%
53,909	Industria de Diseno Textil SA	1,905,180

Sweden — 1.90%
38,925	Essity AB, Class B	1,253,628

Switzerland — 5.17%
10,465	Roche Holding AG	3,401,155

Taiwan — 2.59%
29,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,708,140

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
United Kingdom — 5.45%
19,019	Croda International Plc	$1,291,943
18,640	InterContinental Hotels Group Plc	1,280,851
65,855	St. James’s Place Plc	1,015,145

		3,587,939

United States — 56.55%
1,378	Alphabet, Inc., Class A*	1,845,679
930	Amazon.com, Inc.*	1,718,491
17,900	American Water Works Co., Inc.	2,199,015
37,400	Blackstone Group, Inc. (The), Class A	2,092,156
20,000	Danaher Corp.	3,069,600
24,200	EOG Resources, Inc.	2,026,992
9,812	Estee Lauder Cos, Inc. (The), Class A	2,026,571
20,200	First Republic Bank	2,372,490
30,450	Fortive Corp.	2,326,076
12,731	Gartner, Inc.*	1,961,847
9,200	Incyte Corp.*	803,344
4,500	MarketAxess Holdings, Inc.	1,705,995
17,500	Microsoft Corp.	2,759,750
5,600	NVIDIA Corp.	1,317,680
8,400	SVB Financial Group*	2,108,736
46,100	TJX Cos, Inc. (The)	2,814,866
11,600	UnitedHealth Group, Inc.	3,410,168
4,000	Workday, Inc., Class A*	657,800

		37,217,256

Total Common Stocks		65,135,008

(Cost $58,209,576)

Investment Company — 0.88%
576,389	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	576,389

Total Investment Company		576,389

(Cost $576,389)

Total Investments		$65,711,397
(Cost $58,785,965) — 99.84%

Other assets in excess of liabilities — 0.16%		104,328

NET ASSETS — 100.00%		$65,815,725

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2019 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	19.51%
Health Care	16.23%
Consumer Discretionary	13.87%
Information Technology	12.77%
Industrials	12.08%
Consumer Staples	9.44%
Utilities	5.63%
Energy	4.67%
Communication Services	2.80%
Materials	1.96%
Other*	1.04%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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